11. ACCOUNTS PAYABLE	12 Months Ended
Sep. 30, 2013
Notes to Financial Statements
11. ACCOUNTS PAYABLE

Accounts payable were $2,301,149 and $1,593,861 as of September 30, 2013 and 2012, respectively. Such liabilities consisted of amounts due to vendors for inventory purchases and technology development, external audit, legal and other expenses incurred by the Company.  TransTech had 3 vendors (31.7%, 11.5%, and 11.0%) with accounts payable in excess of 10% of its accounts payable as of September 30, 2013. The Company does expect to have vendors with accounts payable balances of 10% of total accounts payable in the foreseeable future.